Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 20, 2022
Entity Registrant Name	Invesco Actively Managed Exchange-Traded Commodity Fund Trust
Entity Central Index Key	0001595386
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 20, 2022
Document Effective Date	Apr. 22, 2022
Prospectus Date	Apr. 22, 2022
Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF | Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF
Prospectus:
Trading Symbol	EVMT